Leases - Schedule of Assets and Liabilities Related to Both Operating and Finance Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Operating lease right-of-use assets	$ 144,168
Finance lease right-of-use assets	9,089
Total right-of-use assets	$ 153,257
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net
Liabilities, Current [Abstract]
Operating lease liabilities	$ (27,653)
Finance lease liabilities	$ (2,916)	$ (2,343)
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs without recourse to the Company of US$341 and US$442 as of December 31, 2021 and 2022, respectively)
Liabilities, Noncurrent [Abstract]
Operating lease liabilities	$ (116,564)
Finance lease liabilities	(867)	$ (2,345)
Total lease liabilities	$ (148,000)